Acquisitions of Subsidiaries - Summary of Reserve Arising on Acquisition (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Consideration transferred	$ 268,000
Less: recognized amounts of net liabilities acquired	3,154
Total	275,154
AMTD Idea Group [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 1,155,392
Plus: non-controlling interests of AMTD		11,427
Less: recognized amounts of net liabilities acquired		(395,290)
Total		774,197
AMTD Digital [Member]
Business Acquisition [Line Items]
Plus: non-controlling interests of AMTD	(1,019)
Amtd Assets [Member]
Business Acquisition [Line Items]
Plus: non-controlling interests of AMTD	(336)
Less: recognized amounts of net liabilities acquired	(3,154)
Amtd Assets Subsidiaries [Member]
Business Acquisition [Line Items]
Plus: non-controlling interests of AMTD	$ 5,355
Amtd Assets Subsidiaries [Member] | AMTD Idea Group [Member]
Business Acquisition [Line Items]
Plus: non-controlling interests of AMTD		$ 2,668